Operating leases as lessee	12 Months Ended
Mar. 31, 2018
Disclosure Of Operating Leases As Lessee [Abstract]
Operating leases as lessee
30.	Operating leases as lessee

The Group has operating lease agreements for office facility and warehouses. The average lease period is 11-36 months and can be cancelled with a notice period of 1-3 months (non-cancellable period). These leases are renewable on a periodic basis at the option of both the lessors and the lessees. Lease expense for the years ended March 31, 2018, 2017 and 2016 is $1,700,257, $1,954,959 and $2,659,193 respectively. The total future lease obligation for the non-cancellable period amounts to $307,899, $321,447 and $368,998 as at March 31, 2018, 2017 and 2016, respectively.